1. NATURE OF THE ORGANIZATION AND BUSINESS (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2018	Mar. 31, 2017
Nature Of Organization And Business
Net loss	$ (261,523)	$ (926,053)	$ (1,358,632)	$ (1,343,190)	$ (239,966)	$ (463,806)
Accumulated deficit	(35,371,496)		(35,371,496)		(34,012,864)	(28,727,774)
Working Capital	$ (6,221,000)		(6,221,000)
Proceeds from convertible debentures			465,800	432,750	$ 1,072,901	$ 150,000
Proceeds from sale of stock			$ 15,400	$ 25,000